Expenses - Schedule of Finance and Other Costs (Details) - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Schedule of Finance and Other Costs [Abstract]
Interest on bank overdrafts, loans and other financial liabilities			$ 89,410	$ 346,465	$ 328,449
Interest on lease liabilities			53,361	42,850	21,845
Commission and other borrowings				232,911	122,000
Collection charges			6,400	15,715	125,930
Share warrant expenses					1,607,791
Other costs - interest on tax payables				1,016	4,389
Total Finance and other costs	$ 98,056	$ 53,552	$ 149,171	$ 638,957	$ 2,210,404